Schedule of inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Raw materials	$ 12,685	$ 17,368
Finished goods	287,573	422,826
Inventories	$ 300,258	$ 440,194